Long-term debt	12 Months Ended
Jun. 30, 2021
Long-term debt.
Long-term debt

Funding activities and facilities

17	Long-term debt

	2021	2020
for the year ended 30 June	Rm	Rm
Total long-term debt	102 643	167 197
Short-term portion	(5 506)	(19 686)
	97 137	147 511
Analysis of long-term debt At amortised cost
Secured debt[1]	108	4 608
Unsecured debt[2]	102 974	163 216
Unamortised loan costs	(439)	(627)
	102 643	167 197
Reconciliation
Balance at beginning of year	167 197	129 569
Transfer of operating lease straight-lining under IAS 17 on initial application of IFRS 16	—	(1 027)
Adjusted amount	167 197	128 542
Loans raised[3]	26 057	36 487
Loans repaid[2]	(61 454)	(28 335)
Modification loss[4]	—	1 193
Interest accrued	305	1 003
Amortisation of loan costs	160	135
Disposal of business[5]	(2 673)	—
Transfer to disposal groups held for sale[1]	(939)	(1 551)
Translation of foreign operations	(26 010)	29 723
Balance at end of year	102 643	167 197
Interest-bearing status
Interest-bearing debt	102 643	167 197
Maturity profile
Within one year	5 506	19 686
One to five years	64 495	133 179
More than five years	32 642	14 332
	102 643	167 197
1	Reduction in secured debt is mainly due to the disposal of Sasol's 50% interest in Gemini HDPE LLC and the transfer of CTRG debt to liabilities held for sale at 30 June 2021. Refer note 12.
2	Decrease relates mainly to the repayments on the revolving credit facility (RCF) in Sasol Financing International Limited of R55,4 billion ($3,6 billion) (2020: R23,5 billion, US$1,5 billion) as well as repayment of term loans R5,4 billion (US$350 million).
3	Loans raised relate mainly to the R23,1 billion (US$1,5 billion) bonds issued in March 2021.
4	2020 relates to the loan covenant amendment. Refer to page 53.
5	Relates to the disposal of Sasol's 50% interest in Gemini HDPE LLC.
17	Long-term debt continued

In terms of Sasol Limited’s memorandum of incorporation, the group’s borrowing powers are limited to twice the sum of its share capital and reserves (2021 — R305 billion; 2020 — R309 billion).

				Interest rate at	2021	2020
Terms of repayment	Security	Business	Currency	30 June 2021*	Rm	Rm
Secured debt
Repayable in quarterly instalments ending August 2024**	Secured by property, plant and equipment (2020 carrying value — R4 999 million)	Chemicals North America	US dollar		—	3 209
Repayable in bi-annual instalments ending 31 August 2030***	Secured by shares, property, plant and equipment(2020 carrying value - R1 821 million)	Gas (CTRG)	US dollar		—	1 226
		Various	Various	Various	108	173
					108	4 608
*	Unless specified interest rate remained unchanged year-on-year.
**	Relates to Sasol's portion of the Gemini HDPE LLC debt. Sasol disposed of its interest in this entity in the current year.
***	The Central Termica De Ressane Garcia S.A. (CTRG) debt was transferred to disposal groups held for sale at 30 June 2021.

			Interest rate at	2021	2020
Terms of repayment	Business	Currency	30 June 2021*	Rm	Rm
Unsecured debt
Various repayment terms ending June 2026	Various	Various	Various	599	949
Various repayment terms	Fuels	Rand	Fixed 8%	588	659
Repayable in August 2022	Corporate Centre (Sasol Financing)	Rand	Variable 3 months Jibar + 1,3%	2 191	2 197
Repayable November 2022¹	Corporate Centre (Sasol Financing International)	US dollar	Fixed 4,5%	14 359	17 428
Repayable in November 2024[2,3]	Corporate Centre (Sasol Financing International and Sasol Financing USA)	US dollar	Libor + 1,60%	7 788	68 109
Repayable June 2024⁴	Corporate Centre (Sasol Financing USA)	US dollar	Variable Libor + 1,60%	2 143	2 601
Repayable June 2024⁴	Corporate Centre (Sasol Financing USA)	US dollar	Variable Libor + 2,00%	20 954	28 997
Various repayment terms from March 2024 to March 2031[5]	Corporate Centre (Sasol Financing USA)	US dollar	Fixed 4,4% to 6,5% (2020 - Fixed 5,8% to 6,5%)	54 352	39 603
Repayable in November 2024[6]	Corporate Centre (Sasol Financing USA)	US dollar	2020 - Libor 2,90%	-	2 673
Total unsecured debt				102 974	163 216
Total long-term debt				103 082	167 824
Unamortised loan costs (amortised over period of debt using the effective interest rate method)				(439)	(627)
				102 643	167 197
Short-term portion of long-term debt				(5 506)	(19 686)
				97 137	147 511

*Unless specified interest rate remained unchanged year-on-year.

1	Included in this amount is the US$1 billion (R14 billion) bond, with a fixed interest rate of 4,5% which is listed on the New York Stock Exchange and is recognised in Sasol Financing International Limited, a 100% owned subsidiary of the group. Sasol Limited has fully and unconditionally guaranteed the bond. There are no restrictions on the ability of Sasol Limited to obtain funds from the finance subsidiary by dividend or loan.
2	The variable interest rate debt relates to the US$3,8 billion (R54,2 billion) revolving credit facility.
3	During the year Sasol Financing International Limited, repaid R55 billion ($3,6 billion) on the revolving credit facility.
17	Long-term debt continued
4	The variable interest rate debt relates to the US$1,45 billion (R20,7 billion) term loan and US$150 million (R2,1 billion) revolving credit facility.
5	Included in this amount is the US$2,25 billion (R32,1 billion) bonds with additional $1,5 billion (R21,4 billion) issued during the year, with fixed interest rates of between 4,38% and 6,5% which are listed on the New York Stock Exchange and is recognised in Sasol Financing USA LLC, a 100% owned subsidiary of the group. Sasol Limited has fully and unconditionally guaranteed the bonds. There are no restrictions on the ability of Sasol Limited to obtain funds from the finance subsidiary by dividend or loan.
6	Repaid during the year.

				Total
			Contract	Rand	Utilised	Available
			amount	equivalent	facilities	facilities
30 June 2021	Expiry date	Currency	million	Rm	Rm	Rm
Banking facilities and debt arrangements
Group treasury facilities
Commercial paper (uncommitted)[1]	None	Rand	8 000	8 000	2 176	5 824
Commercial banking facilities	None	Rand	8 500	8 500	—	8 500
Revolving credit facility[2]	November 2024	US dollar	3 367	48 064	7 737	40 327
Revolving credit facility	June 2024	US dollar	150	2 141	2 141	—
Debt arrangements
US Dollar Bond	November 2022	US dollar	1 000	14 275	14 275	—
US Dollar Bond	March 2024	US dollar	1 500	21 413	21 413	—
US Dollar Bond	September 2028	US dollar	750	10 706	10 706	—
US Dollar Bond	March 2026	US dollar	650	9 279	9 279	—
US Dollar Bond	September 2031	US dollar	850	12 134	12 134	—
US Dollar term loan	June 2024	US dollar	1 450	20 699	20 699	—
Other Sasol businesses
Specific project asset finance
Energy — Clean Fuels II (Natref)	Various	Rand	993	993	993	—
Debt arrangements
Other debt arrangements		Various	—	—	742	—
					102 295	54 651
Available cash excluding restricted cash						29 224
Total funds available for use						83 875
Total utilised facilities						102 295
Accrued interest						1 090
Unamortised loan cost						(439)
Total debt including accrued interest and unamortised loan cost						102 946
Comprising
Long-term debt						97 137
Short-term debt						5 566
Short-term debt						60
Short-term portion of long-term debt						5 506
Bank overdraft						243
						102 946

17	Long-term debt continued
1	In August 2019, Sasol issued its inaugural paper to the value of R2 176 million in the local debt market under the current Domestic Medium Term Note (DMTN) programme, at 130 basis points above 3 month Jibar, repayable in August 2022.
2	The RCF is available until November 2024, with total availability reducing to US$3,495 billion by November 2022 and to US$2,845 billion by November 2023.

Loan covenant amendment

For the year ended 30 June 2020 lenders agreed to waive Sasol’s Net Debt: Earnings Before Interest, Taxation, Depreciation and Amortisation (EBITDA) covenant, and for the period ended 31 December 2020 lenders agreed to increase the maximum Net Debt : EBITDA covenant to 4,0 times, whereafter the covenant reverted to the prior level of 3,0 times. These amendments were subject to certain conditions that remained in place until a certificate was issued certifying compliance with the Net Debt : EBITDA covenant, which occurred on 2 March 2021. Consistent with these conditions Sasol committed to use proceeds from disposals and debt issuance to prepay, and in some instances proportionally cancel, the Revolving Credit Facility until the facility amount was reduced to R40,6 billion, (US$2,845 billion).

Accounting policies:

Debt, which constitutes a financial liability, includes short-term and long-term debt. Debt is initially recognised at fair value, net of transaction costs incurred and is subsequently stated at amortised cost. Debt is classified as short-term unless the borrowing entity has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.

Debt is derecognised when the obligation in the contract is discharged, cancelled or has expired. Premiums or discounts arising from the difference between the fair value of debt raised and the amount repayable at maturity date are charged to the income statement as finance expenses based on the effective interest rate method. A debt modification gain or loss is recognised immediately when a debt measured at amortised cost has been modified.